QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
Cogent Communications Holdings Inc.	19,000	$1,557,430

Entertainment - 0.6%
Glu Mobile Inc.	93,000	584,970	*
Marcus Corp.	12,600	155,232

Total Entertainment		740,202

Interactive Media & Services - 0.4%
Yelp Inc.	26,000	468,780	*

Media - 0.4%
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	410,908

Total Media		410,908

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems Inc.	11,800	197,768

TOTAL COMMUNICATION SERVICES		3,375,088

CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.6%
Dana Inc.	74,600	582,626
Standard Motor Products Inc.	2,417	100,475
Tenneco Inc., Class A Shares	15,985	57,546

Total Auto Components		740,647

Automobiles - 0.3%
Winnebago Industries Inc.	10,000	278,100

Diversified Consumer Services - 0.7%
frontdoor Inc.	8,300	288,674	*
K12 Inc.	18,000	339,480	*
WW International Inc.	13,000	219,830	*

Total Diversified Consumer Services		847,984

Hotels, Restaurants & Leisure - 1.9%
BJ’s Restaurants Inc.	17,648	245,131
Bloomin’ Brands Inc.	44,500	317,730
Boyd Gaming Corp.	30,000	432,600
Cheesecake Factory Inc.	13,500	230,580
Cracker Barrel Old Country Store Inc.	1,200	99,864
Dine Brands Global Inc.	10,200	292,536
Jack in the Box Inc.	7,100	248,855
Penn National Gaming Inc.	12,000	151,800	*
SeaWorld Entertainment Inc.	18,300	201,666	*

Total Hotels, Restaurants & Leisure		2,220,762

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	1

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Household Durables - 1.8%
Ethan Allen Interiors Inc.	11,500	$117,530
KB Home	28,000	506,800
M/I Homes Inc.	10,400	171,912	*
MDC Holdings Inc.	20,000	464,000
Meritage Homes Corp.	9,000	328,590	*
Sonos Inc.	34,000	288,320	*
Universal Electronics Inc.	7,300	280,101	*

Total Household Durables		2,157,253

Internet & Direct Marketing Retail - 0.4%
Etsy Inc.	7,965	306,175	*
Rubicon Project Inc.	26,168	145,232	*

Total Internet & Direct Marketing Retail		451,407

Specialty Retail - 1.8%
America’s Car-Mart Inc.	4,900	276,115	*
Asbury Automotive Group Inc.	4,500	248,535	*
Dick’s Sporting Goods Inc.	13,400	284,884
Genesco Inc.	20,196	269,414	*
Hibbett Sports Inc.	34,650	378,898	*
Lithia Motors Inc., Class A Shares	2,900	237,191
Rent-A-Center Inc.	19,300	272,902
Shoe Carnival Inc.	6,200	128,774

Total Specialty Retail		2,096,713

Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc.	22,000	373,780	*
Deckers Outdoor Corp.	7,000	938,000	*

Total Textiles, Apparel & Luxury Goods		1,311,780

TOTAL CONSUMER DISCRETIONARY		10,104,646

CONSUMER STAPLES - 3.2%
Beverages - 0.5%
Boston Beer Co. Inc., Class A Shares	1,460	536,638	*

Food & Staples Retailing - 1.0%
Andersons Inc.	17,750	332,812
SpartanNash Co.	35,915	514,303
Sprouts Farmers Market Inc.	12,700	236,093	*
United Natural Foods Inc.	9,500	87,210	*

Total Food & Staples Retailing		1,170,418

See Notes to Schedule of Investments.

2	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Food Products - 1.3%
Fresh Del Monte Produce Inc.	7,600	$209,836
John B Sanfilippo & Son Inc.	4,400	393,360
Sanderson Farms Inc.	7,402	912,815

Total Food Products		1,516,011

Household Products - 0.2%
Spectrum Brands Holdings Inc.	6,800	247,316

Personal Products - 0.2%
USANA Health Sciences Inc.	4,900	283,024	*

TOTAL CONSUMER STAPLES		3,753,407

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Arch Coal Inc., Class A Shares	8,100	234,090
Delek U.S. Holdings Inc.	10,000	157,600
DHT Holdings Inc.	75,900	582,153
International Seaways Inc.	10,000	238,900
Nordic American Tankers Ltd.	198,300	898,299
PDC Energy Inc.	18,600	115,506	*
REX American Resources Corp.	5,874	273,200	*
Southwestern Energy Co.	119,200	201,448	*
Talos Energy Inc.	12,000	69,000	*
World Fuel Services Corp.	28,000	705,040

TOTAL ENERGY		3,475,236

FINANCIALS - 15.8%
Banks - 7.1%
Bancorp Inc.	69,971	424,724	*
Bank of N.T. Butterfield & Son Ltd.	19,000	323,570
Berkshire Hills Bancorp Inc.	11,701	173,877
Boston Private Financial Holdings Inc.	53,300	381,095
Byline Bancorp Inc.	10,000	103,700
Cadence BanCorp	42,000	275,100
Central Pacific Financial Corp.	2,503	39,798
Community Trust Bancorp Inc.	3,600	114,444
Customers Bancorp Inc.	21,948	239,892	*
Equity Bancshares Inc., Class A Shares	5,500	94,875	*
First BanCorp	99,920	531,574
First Busey Corp.	12,000	205,320
First Commonwealth Financial Corp.	32,646	298,384
First Financial Corp.	9,900	333,828
First Midwest Bancorp Inc.	35,692	472,384
Flushing Financial Corp.	20,400	272,544
Hancock Whitney Corp.	11,253	219,658

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	3

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Hanmi Financial Corp.	36,708	$398,282
Heartland Financial USA Inc.	11,300	341,260
Hilltop Holdings Inc.	28,482	430,648
Hope Bancorp Inc.	24,900	204,678
IBERIABANK Corp.	17,493	632,547
Midland States Bancorp Inc.	16,000	279,840
OFG Bancorp	27,642	309,037
Peoples Bancorp Inc.	10,600	234,790
Sandy Spring Bancorp Inc.	14,600	330,544
Umpqua Holdings Corp.	24,000	261,600
Wintrust Financial Corp.	12,500	410,750

Total Banks		8,338,743

Capital Markets - 2.3%
Affiliated Managers Group Inc.	8,800	520,432
Artisan Partners Asset Management Inc., Class A Shares	17,300	371,777
Brightsphere Investment Group Inc.	52,000	332,280
Evercore Inc., Class A Shares	11,800	543,508
Federated Hermes Inc., Class B Shares	21,000	400,050
Stifel Financial Corp.	13,000	536,640

Total Capital Markets		2,704,687

Consumer Finance - 1.1%
Encore Capital Group Inc.	13,900	324,982	*
Enova International Inc.	45,000	652,050	*
EZCORP Inc., Class A Shares	58,000	241,860	*
Navient Corp.	14,500	109,910

Total Consumer Finance		1,328,802

Diversified Financial Services - 0.5%
FGL Holdings	60,000	588,000

Insurance - 2.3%
American Equity Investment Life Holding Co.	26,035	489,458
Assured Guaranty Ltd.	9,200	237,268
Benefytt Technologies Inc.	6,000	134,340	*
Enstar Group Ltd.	2,700	429,435	*
HCI Group Inc.	8,000	322,000
National General Holdings Corp.	14,500	239,975
Primerica Inc.	4,071	360,202
Universal Insurance Holdings Inc.	26,340	472,013

Total Insurance		2,684,691

See Notes to Schedule of Investments.

4	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 2.5%
Axos Financial Inc.	16,000	$290,080	*
Essent Group Ltd.	31,500	829,710
Flagstar Bancorp Inc.	24,000	475,920
MGIC Investment Corp.	67,000	425,450
Mr. Cooper Group Inc.	41,000	300,530	*
Radian Group Inc.	52,518	680,108

Total Thrifts & Mortgage Finance		3,001,798

TOTAL FINANCIALS		18,646,721

HEALTH CARE - 21.9%
Biotechnology - 8.8%
ACADIA Pharmaceuticals Inc.	11,500	485,875	*
Acceleron Pharma Inc.	3,800	341,506	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Acorda Therapeutics Inc.	21,148	19,723	*
Allakos Inc.	1,300	57,837	*
AMAG Pharmaceuticals Inc.	19,712	121,820	*
Amicus Therapeutics Inc.	23,000	212,520	*
Arena Pharmaceuticals Inc.	11,671	490,182	*
Arrowhead Pharmaceuticals Inc.	12,700	365,379	*
Avid Bioservices Inc.	12,641	64,595	*
Biohaven Pharmaceutical Holding Co. Ltd.	3,600	122,508	*
Blueprint Medicines Corp.	7,000	409,360	*
CareDx Inc.	13,000	283,790	*
Catalyst Pharmaceuticals Inc.	85,800	330,330	*
Celldex Therapeutics Inc.	5,172	8,586	*
Chimerix Inc.	40,401	58,177	*
Concert Pharmaceuticals Inc.	38,597	341,197	*
Deciphera Pharmaceuticals Inc.	3,500	144,095	*
Eagle Pharmaceuticals Inc.	8,195	376,970	*
Editas Medicine Inc.	18,000	356,940	*
Emergent BioSolutions Inc.	9,000	520,740	*
Enanta Pharmaceuticals Inc.	8,400	432,012	*
Esperion Therapeutics Inc.	12,000	378,360	*
FibroGen Inc.	6,900	239,775	*
Geron Corp.	90,000	107,100	*
Halozyme Therapeutics Inc.	16,732	301,009	*
Infinity Pharmaceuticals Inc.	30,551	25,593	*
Insmed Inc.	12,000	192,360	*
Intercept Pharmaceuticals Inc.	2,400	151,104	*
Jounce Therapeutics Inc.	18,000	85,500	*
Karyopharm Therapeutics Inc.	28,400	545,564	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	5

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Ligand Pharmaceuticals Inc.	2,500	$181,800	*
Lumos Pharma Inc.	2,748	23,358	*
Momenta Pharmaceuticals Inc.	15,000	408,000	*
Novavax Inc.	2,000	27,160	*
PTC Therapeutics Inc.	9,000	401,490	*
Puma Biotechnology Inc.	11,200	94,528	*
REGENXBIO Inc.	8,200	265,516	*
Sangamo Therapeutics Inc.	25,608	163,123	*
Spectrum Pharmaceuticals Inc.	18,000	41,940	*
Trevena Inc.	31,141	17,654	*
Turning Point Therapeutics Inc.	2,500	111,650	*
Ultragenyx Pharmaceutical Inc.	3,000	133,290	*
Vanda Pharmaceuticals Inc.	28,000	290,080	*
VAXART Inc.	70,000	123,900	*
Veracyte Inc.	14,800	359,788	*
Voyager Therapeutics Inc.	14,300	130,845	*

Total Biotechnology		10,344,629

Health Care Equipment & Supplies - 6.7%
Antares Pharma Inc.	117,500	277,300	*
Apyx Medical Corp.	53,600	192,424	*
Cardiovascular Systems Inc.	15,000	528,150	*
GenMark Diagnostics Inc.	51,700	213,004	*
Globus Medical Inc., Class A Shares	8,200	348,746	*
Haemonetics Corp.	10,700	1,066,362	*
Inogen Inc.	4,500	232,470	*
Integer Holdings Corp.	6,100	383,446	*
iRhythm Technologies Inc.	3,000	244,050	*
Lantheus Holdings Inc.	31,068	396,428	*
LivaNova PLC	2,600	117,650	*
Masimo Corp.	4,883	864,877	*
Natus Medical Inc.	16,774	387,982	*
Neogen Corp.	5,100	341,649	*
Nevro Corp.	4,800	479,904	*
Novocure Ltd.	10,200	686,868	*
Orthofix Medical Inc.	5,600	156,856	*
Silk Road Medical Inc.	5,000	157,400	*
STAAR Surgical Co.	12,000	387,120	*
Surmodics Inc.	6,300	209,916	*
Tactile Systems Technology Inc.	4,000	160,640	*

Total Health Care Equipment & Supplies		7,833,242

See Notes to Schedule of Investments.

6	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.2%
Amedisys Inc.	5,200	$954,408	*
Catasys Inc.	22,900	348,767	*
Ensign Group Inc.	14,209	534,400
Fulgent Genetics Inc.	12,801	137,739	*
Joint Corp.	23,800	258,230	*
Pennant Group Inc.	7,104	100,593	*
Triple-S Management Corp., Class B Shares	20,076	283,072	*

Total Health Care Providers & Services		2,617,209

Health Care Technology - 0.1%
Teladoc Health Inc.	800	124,008	*

Life Sciences Tools & Services - 1.4%
Fluidigm Corp.	31,100	78,994	*
Luminex Corp.	8,014	220,625
Medpace Holdings Inc.	8,000	587,040	*
Repligen Corp.	4,500	434,430	*
Syneos Health Inc.	8,000	315,360	*

Total Life Sciences Tools & Services		1,636,449

Pharmaceuticals - 2.7%
Akorn Inc.	90,500	50,789	*
Amphastar Pharmaceuticals Inc.	13,000	192,920	*
ANI Pharmaceuticals Inc.	6,500	264,810	*
Axsome Therapeutics Inc.	3,100	182,373	*
Corcept Therapeutics Inc.	30,000	356,700	*
Endo International PLC	33,000	122,100	*
Harrow Health Inc.	15,000	57,300	*
Horizon Therapeutics PLC	11,500	340,630	*
Innoviva Inc.	24,500	288,120	*
Intersect ENT Inc.	11,000	130,350	*
Mallinckrodt PLC	16,500	32,670	*
Pacira BioSciences Inc.	13,000	435,890	*
Phibro Animal Health Corp., Class A Shares	13,000	314,210
Reata Pharmaceuticals Inc., Class A Shares	870	125,576	*
Recro Pharma Inc.	11,000	89,870	*
Revance Therapeutics Inc.	9,567	141,592	*
Supernus Pharmaceuticals Inc.	5,246	94,375	*

Total Pharmaceuticals		3,220,275

TOTAL HEALTH CARE		25,775,812

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.2%
AAR Corp.	11,675	207,348

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	7

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings Inc.	4,000	$102,680	*

Airlines - 0.3%
Hawaiian Holdings Inc.	19,960	208,382
SkyWest Inc.	3,200	83,808

Total Airlines		292,190

Building Products - 2.1%
Apogee Enterprises Inc.	17,500	364,350
Builders FirstSource Inc.	38,708	473,399	*
Caesarstone Ltd.	19,200	202,944
Insteel Industries Inc.	14,900	197,425
Masonite International Corp.	11,700	555,165	*
Patrick Industries Inc.	21,700	611,072

Total Building Products		2,404,355

Commercial Services & Supplies - 1.7%
Cimpress PLC	2,300	122,360	*
Herman Miller Inc.	23,822	528,849
HNI Corp.	26,000	654,940
Interface Inc.	12,500	94,500
McGrath RentCorp.	5,000	261,900
Steelcase Inc., Class A Shares	33,000	325,710

Total Commercial Services & Supplies		1,988,259

Construction & Engineering - 2.0%
Argan Inc.	12,693	438,797
Dycom Industries Inc.	15,500	397,575	*
EMCOR Group Inc.	2,400	147,168
Fluor Corp.	19,600	135,436
Granite Construction Inc.	12,600	191,268
Great Lakes Dredge & Dock Corp.	45,000	373,500	*
MYR Group Inc.	9,439	247,207	*
Orion Group Holdings Inc.	8,451	21,973	*
Primoris Services Corp.	28,351	450,781

Total Construction & Engineering		2,403,705

Electrical Equipment - 0.1%
American Superconductor Corp.	23,000	126,040	*

Machinery - 2.5%
Briggs & Stratton Corp.	98,800	178,828
EnPro Industries Inc.	4,300	170,194
Greenbrier Cos. Inc.	16,700	296,258
Hillenbrand Inc.	17,739	338,992
Hyster-Yale Materials Handling Inc.	9,500	380,855

See Notes to Schedule of Investments.

8	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Machinery - (continued)
Manitowoc Co. Inc.	35,000	$297,500	*
Meritor Inc.	25,000	331,250	*
NN Inc.	58,500	101,205
REV Group Inc.	43,500	181,395
Terex Corp.	18,000	258,480
Titan International Inc.	131,900	204,445
Wabash National Corp.	33,000	238,260

Total Machinery		2,977,662

Professional Services - 2.6%
Barrett Business Services Inc.	6,700	265,588
CRA International Inc.	7,000	233,870
Exponent Inc.	5,500	395,505
FTI Consulting Inc.	6,700	802,459	*
Heidrick & Struggles International Inc.	14,100	317,250
Insperity Inc.	10,800	402,840
Kelly Services Inc., Class A Shares	11,100	140,859
Kforce Inc.	11,100	283,827
TrueBlue Inc.	19,949	254,549	*

Total Professional Services		3,096,747

Road & Rail - 0.9%
Werner Enterprises Inc.	29,554	1,071,628

Trading Companies & Distributors - 2.0%
BMC Stock Holdings Inc.	31,000	549,630	*
H&E Equipment Services Inc.	7,300	107,164
Herc Holdings Inc.	18,000	368,280	*
MRC Global Inc.	34,600	147,396	*
NOW Inc.	25,300	130,548	*
Systemax Inc.	12,100	214,533
Titan Machinery Inc.	14,000	121,660	*
Triton International Ltd.	14,000	362,180
Veritiv Corp.	23,900	187,854	*
WESCO International Inc.	8,000	182,800	*

Total Trading Companies & Distributors		2,372,045

TOTAL INDUSTRIALS		17,042,659

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.4%
ADTRAN Inc.	29,000	222,720
Ciena Corp.	19,000	756,390	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	9

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
NETGEAR Inc.	13,038	$297,788	*
NetScout Systems Inc.	14,500	343,215	*

Total Communications Equipment		1,620,113

Electronic Equipment, Instruments & Components - 3.2%
Benchmark Electronics Inc.	36,000	719,640
Fabrinet	11,000	600,160	*
Methode Electronics Inc.	20,000	528,600
Plexus Corp.	7,252	395,669	*
Sanmina Corp.	26,500	722,920	*
ScanSource Inc.	7,438	159,099	*
Tech Data Corp.	5,000	654,250	*

Total Electronic Equipment, Instruments & Components		3,780,338

IT Services - 2.1%
EVERTEC Inc.	18,553	421,710
ExlService Holdings Inc.	7,500	390,225	*
LiveRamp Holdings Inc.	14,000	460,880	*
MAXIMUS Inc.	6,803	395,934
NIC Inc.	35,577	818,271

Total IT Services		2,487,020

Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology Inc.	57,937	451,329	*
Cirrus Logic Inc.	18,500	1,214,155	*
Diodes Inc.	14,000	568,890	*
DSP Group Inc.	8,000	107,200	*
Ichor Holdings Ltd.	5,000	95,800	*
Lattice Semiconductor Corp.	46,500	828,630	*
Xperi Corp.	38,100	529,971

Total Semiconductors & Semiconductor Equipment		3,795,975

Software - 6.0%
Alarm.com Holdings Inc.	7,500	291,825	*
Benefitfocus Inc.	6,300	56,133	*
Box Inc., Class A Shares	55,543	779,824	*
CommVault Systems Inc.	12,633	511,384	*
Cornerstone OnDemand Inc.	12,000	381,000	*
Fair Isaac Corp.	1,450	446,150	*
Five9 Inc.	6,000	458,760	*
HubSpot Inc.	3,600	479,484	*
Manhattan Associates Inc.	10,792	537,657	*
MobileIron Inc.	62,000	235,600	*
Paylocity Holding Corp.	4,300	379,776	*

See Notes to Schedule of Investments.

10	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Software - (continued)
Qualys Inc.	7,600	$661,124	*
SailPoint Technologies Holding Inc.	15,500	235,910	*
SPS Commerce Inc.	16,000	744,160	*
Verint Systems Inc.	10,000	430,000	*
Workiva Inc.	13,000	420,290	*

Total Software		7,049,077

Technology Hardware, Storage & Peripherals - 0.0%
Intevac Inc.	12,339	50,467	*

TOTAL INFORMATION TECHNOLOGY		18,782,990

MATERIALS - 3.0%
Chemicals - 0.9%
PolyOne Corp.	15,000	284,550
Rayonier Advanced Materials Inc.	28,100	29,786
Trinseo SA	22,000	398,420
Tronox Holdings PLC, Class A Shares	54,737	272,590

Total Chemicals		985,346

Metals & Mining - 0.9%
Coeur Mining Inc.	56,741	182,139	*
Haynes International Inc.	14,200	292,662
Schnitzer Steel Industries Inc., Class A Shares	7,500	97,800
SunCoke Energy Inc.	60,900	234,465
Warrior Met Coal Inc.	27,500	292,050

Total Metals & Mining		1,099,116

Paper & Forest Products - 1.2%
Boise Cascade Co.	20,000	475,600
Louisiana-Pacific Corp.	28,000	481,040
Verso Corp., Class A Shares	43,000	485,040	*

Total Paper & Forest Products		1,441,680

TOTAL MATERIALS		3,526,142

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Alexander’s Inc.	1,050	289,747
CareTrust REIT Inc.	26,000	384,540
CoreCivic Inc.	33,400	373,078
DiamondRock Hospitality Co.	98,311	499,420
Essential Properties Realty Trust Inc.	24,000	313,440
GEO Group Inc.	35,000	425,600
Global Medical REIT Inc.	32,700	330,924
Hersha Hospitality Trust	18,301	65,518
Industrial Logistics Properties Trust	26,000	456,040

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	11

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Monmouth Real Estate Investment Corp.	36,800	$443,440
Pebblebrook Hotel Trust	26,000	283,140
RLJ Lodging Trust	42,097	324,989
RPT Realty	31,461	189,710
Ryman Hospitality Properties Inc.	9,624	345,020
Sabra Health Care REIT Inc.	25,000	273,000
Summit Hotel Properties Inc.	49,418	208,544
Sunstone Hotel Investors Inc.	79,219	689,997
Tanger Factory Outlet Centers Inc.	32,500	162,500
Urban Edge Properties	28,900	254,609

Total Equity Real Estate Investment Trusts (REITs)		6,313,256

Real Estate Management & Development - 1.1%
Cushman & Wakefield PLC	13,000	152,620	*
Jones Lang LaSalle Inc.	2,919	294,761
Marcus & Millichap Inc.	14,039	380,457	*
Newmark Group Inc., Class A Shares	41,500	176,375
RE/MAX Holdings Inc., Class A Shares	5,050	110,696
Realogy Holdings Corp.	52,000	156,520

Total Real Estate Management & Development		1,271,429

TOTAL REAL ESTATE		7,584,685

UTILITIES - 4.5%
Electric Utilities - 2.2%
IDACORP Inc.	7,700	675,983
Otter Tail Corp.	15,500	689,130
PNM Resources Inc.	12,500	475,000
Portland General Electric Co.	16,393	785,880

Total Electric Utilities		2,625,993

Gas Utilities - 1.4%
National Fuel Gas Co.	7,300	272,217
New Jersey Resources Corp.	14,000	475,580
ONE Gas Inc.	5,000	418,100
Spire Inc.	6,500	484,120

Total Gas Utilities		1,650,017

Multi-Utilities - 0.9%
Avista Corp.	22,000	934,780
Unitil Corp.	3,000	156,960

Total Multi-Utilities		1,091,740

TOTAL UTILITIES		5,367,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $167,761,182)		117,435,136

See Notes to Schedule of Investments.

12	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $209,313)	0.298%	209,313	$209,313

TOTAL INVESTMENTS - 99.8% (Cost - $167,970,495)			117,644,449
Other Assets in Excess of Liabilities - 0.2%			265,332

TOTAL NET ASSETS - 100.0%			$117,909,781

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviations used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

14

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$3,375,088	—	$0	*	$3,375,088
Health Care	25,775,812	—	0	*	25,775,812
Other Common Stocks	88,284,236	—	—		88,284,236

Total Long-Term Investments	117,435,136	—	0	*	117,435,136

Short-Term Investments†	209,313	—	—		209,313

Total Investments	$117,644,449	—	$0	*	$117,644,449

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

16